LEASES (Details 4) $ in Millions	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Future minimum operating leases	$ 2
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Future minimum operating leases	1
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future minimum operating leases	$ 1